Intangible Assets - Total Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Amortizable intangible assets, net	$ 2,341	$ 2,292	$ 510
Trademark	263
Total	$ 2,604	$ 2,292	$ 510